UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04700
                                                    -----------

                          The Gabelli Equity Trust Inc.
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                   THE GABELLI EQUITY TRUST INC.
                      SCHEDULE OF INVESTMENTS
                    MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS -- 90.6%
               FINANCIAL SERVICES -- 8.4%
       7,000   Allianz AG .................... $    1,168,787
     550,000   American Express Co. ..........     28,902,500
     110,000   Ameriprise Financial Inc. .....      4,956,600
      30,000   Argonaut Group Inc.+ ..........      1,066,500
      95,000   Aviva plc .....................      1,319,605
      90,000   Banco Santander Central
                Hispano SA, ADR ..............      1,314,900
      15,000   Bank of America Corp. .........        683,100
     100,000   Bank of Ireland ...............      1,860,200
      75,000   Bank of New York Co. Inc. .....      2,703,000
     275,000   Bankgesellschaft Berlin AG+ ...      1,649,640
         260   Berkshire Hathaway Inc.,
                Cl. A+ .......................     23,491,000
       7,500   Calamos Asset Management Inc.,
                Cl. A ........................        280,500
     125,000   Citigroup Inc. ................      5,903,750
     185,000   Commerzbank AG, ADR ...........      7,352,178
      22,000   Credit Suisse Group ...........      1,234,457
     152,000   Deutsche Bank AG ..............     17,364,480
      20,000   Dun and Bradstreet Corp.+ .....      1,533,600
      20,000   H&R Block Inc. ................        433,000
      65,000   Irish Life & Permanent plc ....      1,559,660
      60,000   Janus Capital Group Inc. ......      1,390,200
      55,000   JPMorgan Chase & Co. ..........      2,290,200
      70,000   Leucadia National Corp. .......      4,176,200
      45,000   Mediobanca SpA ................        965,244
     100,000   Mellon Financial Corp. ........      3,560,000
     189,000   Midland Co. ...................      6,611,220
      60,000   Moody's Corp. .................      4,287,600
     128,750   Nikko Cordial Corp. ...........      2,133,071
     145,000   Phoenix Companies Inc. ........      2,363,500
       2,500   Prudential Financial Inc. .....        189,525
      80,000   Shizuoka Bank Ltd. ............        807,477
       3,000   St. Paul Travelers
                Companies Inc. ...............        125,370
      50,000   Standard Chartered plc ........      1,243,984
      80,000   State Street Corp. ............      4,834,400
      20,000   SunTrust Banks Inc. ...........      1,455,200
      75,000   T. Rowe Price Group Inc. ......      5,865,750
       5,000   The Allstate Corp. ............        260,550
      45,000   The Charles Schwab Corp. ......        774,450
      20,000   UBS AG ........................      2,196,909
      70,000   Waddell & Reed Financial Inc.,
                Cl. A ........................      1,617,000
      53,000   Westpac Banking Corp. .........        903,796
                                               --------------
                                                  152,829,103
                                               --------------
               FOOD AND BEVERAGE -- 7.9%
      85,000   Ajinomoto Co. Inc. ............        907,774
      25,000   Anheuser-Busch Companies Inc. .      1,069,250
      34,000   ARIAKE JAPAN Co. Ltd. .........      1,013,934
      98,000   Cadbury Schweppes plc .........        973,921
      60,000   Cadbury Schweppes plc, ADR ....      2,400,000
     100,000   Campbell Soup Co. .............      3,240,000


                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
      80,000   Coca-Cola Co. ................. $    3,349,600
      20,000   Coca-Cola Enterprises Inc. ....        406,800
      40,000   Coca-Cola Hellenic
                Bottling Co. SA ..............      1,242,880
      95,000   Corn Products
                International Inc. ...........      2,809,150
      60,000   Del Monte Foods Co. ...........        711,600
      10,108   Denny's Corp.+ ................         48,114
      80,000   Diageo plc ....................      1,259,968
     224,000   Diageo plc, ADR ...............     14,208,320
      85,000   Flowers Foods Inc. ............      2,524,500
      35,000   Fomento Economico Mexicano
                SA de CV, ADR ................      3,208,100
     165,000   General Mills Inc. ............      8,362,200
     200,000   Groupe Danone .................     24,503,745
     500,000   Grupo Bimbo SA de CV, Cl. A ...      1,643,118
     145,000   H.J. Heinz Co. ................      5,498,400
      20,000   Hain Celestial Group Inc.+ ....        523,800
     145,000   Kellogg Co. ...................      6,385,800
      75,000   Kerry Group plc, Cl. A ........      1,827,315
      12,100   LVMH Moet Hennessy Louis
                Vuitton SA ...................      1,186,275
       2,500   Nestle SA .....................        742,147
     480,000   PepsiAmericas Inc. ............     11,736,000
     350,000   PepsiCo Inc. ..................     20,226,500
       6,750   Pernod-Ricard SA ..............      1,293,263
      68,200   Ralcorp Holdings Inc.+ ........      2,595,010
      90,000   Sara Lee Corp. ................      1,609,200
      45,000   The Hershey Co. ...............      2,350,350
       2,000   The J.M. Smucker Co. ..........         79,400
     115,360   Tootsie Roll Industries Inc. ..      3,376,587
     170,000   Wm. Wrigley Jr. Co. ...........     10,880,000
                                               --------------
                                                  144,193,021
                                               --------------
               ENERGY AND UTILITIES -- 7.5%
      70,000   AES Corp.+ ....................      1,194,200
      10,000   AGL Resources Inc. ............        360,500
     120,000   Allegheny Energy Inc.+ ........      4,062,000
      70,000   Apache Corp. ..................      4,585,700
     247,000   BP plc, ADR ...................     17,028,180
     385,000   Burlington Resources Inc. .....     35,385,350
     115,000   CH Energy Group Inc. ..........      5,520,000
      40,000   Cinergy Corp. .................      1,816,400
      85,000   CMS Energy Corp.+ .............      1,100,750
      45,000   ConocoPhillips ................      2,841,750
       8,000   Constellation Energy Group ....        437,680
      60,000   DPL Inc. ......................      1,620,000
      14,000   DTE Energy Co. ................        561,260
     250,000   Duke Energy Corp. .............      7,287,500
     110,000   Duquesne Light Holdings Inc. ..      1,815,000
     270,000   El Paso Corp. .................      3,253,500
     367,000   El Paso Electric Co.+ .........      6,987,680
      50,000   Energy East Corp. .............      1,215,000
      80,000   Eni SpA .......................      2,276,352

                   THE GABELLI EQUITY TRUST INC.
                SCHEDULE OF INVESTMENTS (CONTINUED)
                    MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES (CONTINUED)
      80,000   Exxon Mobil Corp. ............. $    4,868,800
      20,000   FPL Group Inc. ................        802,800
      70,000   Halliburton Co. ...............      5,111,400
      19,999   Kerr-McGee Corp. ..............      1,909,504
      10,000   Marathon Oil Corp. ............        761,700
       3,794   Mirant Corp.+ .................         94,850
      10,000   NiSource Inc. .................        202,200
     300,000   Northeast Utilities ...........      5,859,000
      10,000   Oceaneering
                International Inc.+ ..........        573,000
       2,000   PetroChina Co. Ltd., ADR ......        209,900
      23,000   Petroleo Brasileiro SA, ADR ...      1,993,410
     100,000   Progress Energy Inc., CVO+ ....         33,000
      60,000   Saipem SpA ....................      1,388,061
      60,000   SJW Corp. .....................      1,611,000
      20,000   Southwest Gas Corp. ...........        559,000
       8,157   Total SA ......................      2,151,990
      92,000   TXU Corp. .....................      4,117,920
     290,000   Westar Energy Inc. ............      6,034,900
                                               --------------
                                                  137,631,237
                                               --------------
               TELECOMMUNICATIONS -- 6.5%
       5,000   ALLTEL Corp. ..................        323,750
     480,000   AT&T Inc. .....................     12,979,200
     260,000   BCE Inc. ......................      6,255,600
      30,000   Brasil Telecom
                Participacoes SA, ADR ........      1,088,700
   1,760,000   BT Group plc ..................      6,788,400
   4,440,836   Cable & Wireless Jamaica Ltd.+          81,539
     860,000   Cincinnati Bell Inc.+ .........      3,887,200
      70,000   Citizens Communications Co. ...        928,900
     170,000   Commonwealth Telephone
                Enterprises Inc. .............      5,856,500
     110,000   Compania de Telecomunicaciones
                de Chile SA, ADR .............        983,400
     170,000   Deutsche Telekom AG, ADR ......      2,859,400
      15,000   Embratel Participacoes
                SA, ADR+ .....................        165,900
       5,000   France Telecom SA, ADR ........        112,400
     100,000   KPN NV ........................      1,127,027
     900,000   Qwest Communications
                International Inc.+ ..........      6,120,000
     532,387   Sprint Nextel Corp. ...........     13,756,880
     186,554   Tele Norte Leste
                Participacoes SA, ADR ........      3,111,721
      48,000   Telecom Argentina SA,
                Cl. B, ADR+ ..................        649,920
   1,488,075   Telecom Italia SpA ............      4,341,526
     254,800   Telefonica SA, ADR ............     11,967,956
      62,000   Telefonos de Mexico SA
                de CV, Cl. L, ADR ............      1,393,760
     310,000   Telephone & Data Systems Inc. .     12,226,400
     390,000   Telephone & Data Systems Inc.,
                Special ......................     14,722,500

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
      30,000   TELUS Corp., ADR .............. $    1,178,296
     190,000   Verizon Communications Inc. ...      6,471,400
                                               --------------
                                                  119,378,275
                                               --------------
               DIVERSIFIED INDUSTRIAL -- 5.8%
     160,000   Acuity Brands Inc. ............      6,400,000
      55,000   Amano Corp. ...................        957,944
     195,000   Ampco-Pittsburgh Corp. ........      3,900,000
      25,000   Bouygues SA ...................      1,328,498
     200,000   Cooper Industries Ltd., Cl. A .     17,380,000
     270,000   Crane Co. .....................     11,072,700
     100,500   CRH plc .......................      3,507,598
     230,000   Greif Inc., Cl. A .............     15,736,600
       5,000   Greif Inc., Cl. B .............        315,800
     405,500   Honeywell International Inc. ..     17,343,235
     260,000   ITT Industries Inc. ...........     14,617,200
     125,000   Lamson & Sessions Co.+ ........      3,478,750
     101,000   Park-Ohio Holdings Corp.+ .....      2,015,960
       4,000   Sulzer AG .....................      2,729,260
      30,000   Technip SA ....................      2,030,466
      50,000   Trinity Industries Inc. .......      2,719,500
                                               --------------
                                                  105,533,511
                                               --------------
               ENTERTAINMENT -- 5.4%
      32,000   Canal+ Group ..................        315,664
       2,002   Chestnut Hill Ventures+ (a) ...         42,991
     220,000   Discovery Holding Co., Cl. A+ .      3,300,000
       1,600   DreamWorks Animation SKG Inc.,
                Cl. A+ .......................         42,320
     110,000   EMI Group plc .................        483,521
      80,000   EMI Group plc, ADR ............        702,144
     640,000   Gemstar-TV Guide
                International Inc.+ ..........      1,977,600
     680,000   Grupo Televisa SA, ADR ........     13,532,000
   2,200,000   Liberty Media Corp., Cl. A+ ...     18,062,000
         125   Live Nation Inc.+ .............          2,480
      17,500   Oriental Land Co. Ltd. ........      1,015,505
     160,000   Publishing & Broadcasting Ltd.       1,981,614
   1,629,500   Rank Group plc ................      6,384,145
      12,000   Regal Entertainment Group,
                Cl. A ........................        225,720
      80,000   Six Flags Inc.+ ...............        814,400
     260,000   The Walt Disney Co. ...........      7,251,400
     810,000   Time Warner Inc. ..............     13,599,900
      19,750   Triple Crown Media Inc.+ ......        116,525
     450,000   Viacom Inc., Cl. A+ ...........     17,442,000
      33,900   Vivendi Universal SA ..........      1,164,262
     320,000   Vivendi Universal SA, ADR .....     10,944,000
                                               --------------
                                                   99,400,191
                                               --------------
               PUBLISHING -- 5.0%
      50,000   Dow Jones & Co. Inc. ..........      1,965,000
     348,266   Independent News & Media plc ..      1,126,869
      18,000   Knight-Ridder Inc. ............      1,137,780
       5,000   McClatchy Co., Cl. A ..........        244,250

                   THE GABELLI EQUITY TRUST INC.
                SCHEDULE OF INVESTMENTS (CONTINUED)
                    MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               PUBLISHING (CONTINUED)
     200,000   McGraw-Hill Companies Inc. .... $   11,524,000
     330,000   Media General Inc., Cl. A .....     15,384,600
     124,000   Meredith Corp. ................      6,917,960
      75,000   New York Times Co., Cl. A .....      1,898,250
   1,744,800   News Corp., Cl. A .............     28,981,128
      20,000   News Corp., Cl. B .............        351,200
     200,000   Penton Media Inc.+ ............        126,000
     390,000   PRIMEDIA Inc.+ ................        807,300
     170,000   Reader's Digest
                Association Inc. .............      2,507,500
     261,319   SCMP Group Ltd. ...............         93,459
      66,585   Seat Pagine Gialle SpA+ .......         31,833
     150,000   The E.W. Scripps Co., Cl. A ...      6,706,500
      80,000   Thomas Nelson Inc. ............      2,340,000
     315,000   Tribune Co. ...................      8,640,450
                                               --------------
                                                   90,784,079
                                               --------------
               HEALTH CARE -- 4.6%
      10,000   Abbott Laboratories ...........        424,700
     133,700   Abgenix Inc.+ .................      3,008,250
       7,024   Allergan Inc. .................        762,077
      52,000   Amgen Inc.+ ...................      3,783,000
      19,146   AstraZeneca plc ...............        963,630
      27,000   Biogen Idec Inc.+ .............      1,271,700
     140,000   Bristol-Myers Squibb Co. ......      3,445,400
     400,000   Chiron Corp.+ .................     18,324,000
      65,036   GlaxoSmithKline plc ...........      1,700,561
       4,000   GlaxoSmithKline plc, ADR ......        209,240
      30,000   Henry Schein Inc.+ ............      1,435,800
      38,300   Hisamitsu Pharmaceutical
                Co. Inc. .....................        956,687
      10,000   Hospira Inc.+ .................        394,600
      40,000   Invitrogen Corp.+ .............      2,805,200
     100,000   Merck & Co. Inc. ..............      3,523,000
       2,000   Nobel Biocare Holding AG ......        445,288
      39,000   Novartis AG ...................      2,168,910
     105,000   Novartis AG, ADR ..............      5,821,200
     310,000   Pfizer Inc. ...................      7,725,200
      18,100   Roche Holding AG ..............      2,694,903
      23,808   Sanofi-Aventis ................      2,264,873
       9,600   Schering AG ...................        998,066
     100,000   Schering-Plough Corp. .........      1,899,000
      80,000   Smith & Nephew plc ............        710,252
       5,250   Straumann Holding AG ..........      1,196,065
      50,000   Sybron Dental
                Specialties Inc.+ ............      2,062,000
      10,000   Synthes Inc. ..................      1,096,920
      23,000   Takeda Pharmaceutical Co. Ltd.       1,311,215
      82,000   William Demant Holding A/S+ ...      5,433,109
     100,000   Wyeth .........................      4,852,000
                                               --------------
                                                   83,686,846
                                               --------------
               CABLE AND SATELLITE -- 4.5%
   1,610,000   Cablevision Systems Corp.,
                Cl. A+ .......................     42,987,000
     320,000   Comcast Corp., Cl. A+ .........      8,371,200

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
      85,000   Comcast Corp., Cl. A, Special+  $    2,220,200
     153,444   DIRECTV Group Inc.+ ...........      2,516,482
      55,000   EchoStar Communications Corp.,
                Cl. A+ .......................      1,642,850
     156,770   Liberty Global Inc., Cl. A+ ...      3,209,082
     150,000   Liberty Global Inc., Cl. C+ ...      2,962,500
     395,345   Rogers Communications Inc.,
                Cl. B, New York ..............     15,082,412
       9,655   Rogers Communications Inc.,
                Cl. B, Toronto ...............        368,309
      80,000   Shaw Communications Inc.,
                Cl. B, New York ..............      1,912,800
      20,000   Shaw Communications Inc.,
                Cl. B, Toronto ...............        476,945
                                               --------------
                                                   81,749,780
                                               --------------
               CONSUMER PRODUCTS -- 4.1%
      30,000   Altadis SA ....................      1,345,161
      65,000   Avon Products Inc. ............      2,026,050
      43,000   Christian Dior SA .............      4,291,246
      15,000   Church & Dwight Co. Inc. ......        553,800
      33,000   Clorox Co. ....................      1,975,050
      10,000   Colgate-Palmolive Co. .........        571,000
      90,000   Compagnie Financiere
                Richemont AG, Cl. A ..........      4,314,808
     115,000   Energizer Holdings Inc.+ ......      6,095,000
      30,000   Fortune Brands Inc. ...........      2,418,900
      30,000   Gallaher Group plc ............        437,827
     232,000   Gallaher Group plc, ADR .......     13,490,800
       2,000   Givaudan SA ...................      1,537,222
      40,000   Harley-Davidson Inc. ..........      2,075,200
      50,000   Lenox Group Inc.+ .............        655,000
      15,000   Matsushita Electric
                Industrial Co. Ltd., ADR .....        332,100
      15,000   Mattel Inc. ...................        271,950
      27,000   National Presto
                Industries Inc. ..............      1,327,590
     269,750   Procter & Gamble Co. ..........     15,542,995
      60,000   Reckitt Benckiser plc .........      2,111,993
       7,500   Swatch Group AG, Cl. B ........      1,259,349
     890,000   Swedish Match AB ..............     12,169,866
                                               --------------
                                                   74,802,907
                                               --------------
               HOTELS AND GAMING -- 3.2%
     115,000   Aztar Corp.+ ..................      4,828,850
     190,000   Gaylord Entertainment Co.+ ....      8,622,200
      55,000   Greek Organization of Football
                Prognostics SA ...............      2,102,208
      19,000   GTECH Holdings Corp. ..........        646,950
       6,000   Harrah's Entertainment Inc. ...        467,760
     550,000   Hilton Hotels Corp. ...........     14,003,000
      10,000   Kerzner International Ltd.+ ...        778,200
   2,675,000   Ladbrokes plc .................     18,079,033
       6,000   Las Vegas Sands Corp.+ ........        339,960
     118,000   MGM Mirage+ ...................      5,084,620

                   THE GABELLI EQUITY TRUST INC.
                SCHEDULE OF INVESTMENTS (CONTINUED)
                    MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               HOTELS AND GAMING (CONTINUED)
      38,000   Starwood Hotels & Resorts
                Worldwide Inc. ............... $    2,573,740
                                               --------------
                                                   57,526,521
                                               --------------
               EQUIPMENT AND SUPPLIES -- 3.1%
     188,000   AMETEK Inc. ...................      8,452,480
       2,000   Amphenol Corp., Cl. A .........        104,360
      94,000   CIRCOR International Inc. .....      2,744,800
     208,000   Donaldson Co. Inc. ............      7,028,320
      75,000   Fedders Corp. .................        114,000
     110,000   Flowserve Corp.+ ..............      6,417,400
      24,000   Franklin Electric Co. Inc. ....      1,311,600
     100,000   Gerber Scientific Inc.+ .......      1,034,000
      85,000   GrafTech International Ltd.+ ..        518,500
     220,000   IDEX Corp. ....................     11,477,400
      40,000   Ingersoll-Rand Co. Ltd., Cl. A       1,671,600
     106,000   Lufkin Industries Inc. ........      5,876,640
       1,000   Manitowoc Co. Inc. ............         91,150
      11,000   Mueller Industries Inc. .......        392,590
       1,000   Sealed Air Corp. ..............         57,870
     230,000   Watts Water Technologies Inc.,
                Cl. A ........................      8,358,200
     100,000   Weir Group plc ................        760,116
                                               --------------
                                                   56,411,026
                                               --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.9%
      60,000   BorgWarner Inc. ...............      3,602,400
     200,000   CLARCOR Inc. ..................      7,120,000
     500,000   Dana Corp. ....................        755,000
      80,500   Earl Scheib Inc.+ .............        293,825
     350,000   Genuine Parts Co. .............     15,340,500
     140,000   Johnson Controls Inc. .........     10,630,200
     116,000   Midas Inc.+ ...................      2,536,920
     330,000   Modine Manufacturing Co. ......      9,735,000
     180,000   Proliance International Inc.+ .        982,800
     165,000   Standard Motor Products Inc. ..      1,465,200
      30,000   Superior Industries
                International Inc. ...........        580,800
                                               --------------
                                                   53,042,645
                                               --------------
               AVIATION: PARTS AND SERVICES -- 2.4%
     198,000   Curtiss-Wright Corp. ..........     13,107,600
     200,100   Fairchild Corp., Cl. A+ .......        520,260
     200,000   GenCorp Inc.+ .................      4,110,000
     180,000   Precision Castparts Corp. .....     10,692,000
      84,000   Sequa Corp., Cl. A+ ...........      8,215,200
      74,600   Sequa Corp., Cl. B+ ...........      7,286,182
                                               --------------
                                                   43,931,242
                                               --------------
               WIRELESS COMMUNICATIONS -- 2.0%
     210,000   America Movil SA de CV,
                Cl. L, ADR ...................      7,194,600
     600,000   Nextel Partners Inc., Cl. A+ ..     16,992,000
       1,500   NTT DoCoMo Inc. ...............      2,217,502

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
       3,340   Tele Norte Celular
                Participacoes SA, ADR ........ $       35,271
       8,350   Telemig Celular
                Participacoes SA, ADR ........        397,961
      32,165   Tim Participacoes SA, ADR .....      1,191,070
     100,000   United States Cellular Corp.+ .      5,936,000
         270   Vivo Participacoes SA+ ........          1,560
     174,123   Vivo Participacoes SA, ADR ....        745,246
       5,845   Vivo Participacoes SA, Pfd.+ ..         24,930
      90,000   Vodafone Group plc, ADR .......      1,881,000
                                               --------------
                                                   36,617,140
                                               --------------
               COMMUNICATIONS EQUIPMENT -- 1.8%
      48,000   Agere Systems Inc.+ ...........        721,920
      25,000   Andrew Corp.+ .................        307,000
     490,000   Corning Inc.+ .................     13,185,900
     180,000   Lucent Technologies Inc.+ .....        549,000
     110,000   Motorola Inc. .................      2,520,100
     160,000   Nortel Networks Corp.+ ........        488,000
     308,000   Thomas & Betts Corp.+ .........     15,825,040
                                               --------------
                                                   33,596,960
                                               --------------
               AGRICULTURE -- 1.7%
     940,000   Archer-Daniels-Midland Co. ....     31,631,000
       5,000   Delta & Pine Land Co. .........        150,800
      10,000   Mosaic Co.+ ...................        143,500
                                               --------------
                                                   31,925,300
                                               --------------
               AEROSPACE -- 1.3%
     105,000   Boeing Co. ....................      8,182,650
      13,000   Lockheed Martin Corp. .........        976,690
     105,000   Northrop Grumman Corp. ........      7,170,450
   1,000,000   Rolls-Royce Group plc+ ........      7,957,329
  53,800,000   Rolls-Royce Group plc, Cl. B ..         95,342
                                               --------------
                                                   24,382,461
                                               --------------
               CONSUMER SERVICES -- 1.3%
     230,000   IAC/InterActiveCorp+ ..........      6,778,100
     820,000   Rollins Inc. ..................     16,596,800
                                               --------------
                                                   23,374,900
                                               --------------
               MACHINERY -- 1.2%
      20,000   Caterpillar Inc. ..............      1,436,200
     255,000   Deere & Co. ...................     20,157,750
                                               --------------
                                                   21,593,950
                                               --------------
               SPECIALTY CHEMICALS -- 1.1%
       5,400   Ciba Specialty
                Chemicals AG, ADR ............        160,380
      20,000   E.I. du Pont de
                Nemours and Co. ..............        844,200
     325,000   Ferro Corp. ...................      6,500,000
      30,000   H.B. Fuller Co. ...............      1,540,200
     200,000   Hercules Inc.+ ................      2,760,000
     232,300   Omnova Solutions Inc.+ ........      1,421,676

                   THE GABELLI EQUITY TRUST INC.
                SCHEDULE OF INVESTMENTS (CONTINUED)
                    MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               SPECIALTY CHEMICALS  (CONTINUED)
     300,000   Sensient Technologies Corp. ... $    5,415,000
      10,000   Syngenta AG, ADR ..............        281,100
     190,000   Tokai Carbon Co. Ltd. .........      1,194,562
       4,033   Tronox Inc., Cl. B+ ...........         68,514
                                               --------------
                                                   20,185,632
                                               --------------
               ENVIRONMENTAL SERVICES -- 1.1%
      65,000   Republic Services Inc. ........      2,763,150
     490,000   Waste Management Inc. .........     17,297,000
                                               --------------
                                                   20,060,150
                                               --------------
               RETAIL -- 1.1%
     280,000   Albertson's Inc. ..............      7,187,600
     230,000   AutoNation Inc.+ ..............      4,956,500
      51,000   Coldwater Creek Inc.+ .........      1,417,800
      25,000   Costco Wholesale Corp. ........      1,354,000
      50,000   Matsumotokiyoshi Co. Ltd. .....      1,431,606
      30,000   Next plc ......................        860,017
      44,800   Seven & I Holdings Co. Ltd. ...      1,773,730
      20,000   Woolworths Ltd. ...............        269,608
                                               --------------
                                                   19,250,861
                                               --------------
               REAL ESTATE -- 1.0%
      70,000   Cheung Kong (Holdings) Ltd. ...        742,027
      98,000   Florida East Coast
                Industries Inc. ..............      5,282,200
      55,000   Griffin Land & Nurseries Inc.+       1,705,000
     165,000   St. Joe Co. ...................     10,368,600
                                               --------------
                                                   18,097,827
                                               --------------
               BROADCASTING -- 1.0%
     422,500   CBS Corp., Cl. A ..............     10,182,250
       1,000   Clear Channel
                Communications Inc. ..........         29,010
       2,000   Cogeco Inc. ...................         48,208
      16,666   Corus Entertainment Inc.,
                Cl. B ........................        510,890
     120,000   Gray Television Inc. ..........      1,008,000
      27,500   Gray Television Inc., Cl. A ...        221,650
      75,000   Lin TV Corp., Cl. A+ ..........        675,000
     120,000   Mediaset SpA ..................      1,413,510
      30,000   Modern Times Group, Cl. B+ ....      1,409,771
       7,800   Nippon Television
                Network Corp. ................      1,145,149
     100,000   Paxson Communications Corp.+ ..         94,000
     100,000   Television Broadcasts Ltd. ....        567,072
     110,000   Young Broadcasting Inc.,
                Cl. A+ .......................        374,000
                                               --------------
                                                   17,678,510
                                               --------------
               METALS AND MINING -- 0.9%
      33,000   Anglo American plc ............      1,271,678
      89,148   Barrick Gold Corp. ............      2,428,392
      72,500   Harmony Gold Mining Co. Ltd.+ .      1,175,898
      35,000   Harmony Gold Mining Co. Ltd.,
                ADR+ .........................        555,800

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
      75,000   Ivanhoe Mines Ltd.+ ........... $      722,250
     130,000   Newmont Mining Corp. ..........      6,745,700
     110,000   Novelis Inc. ..................      2,262,700
      50,000   Xstrata plc ...................      1,618,396
                                               --------------
                                                   16,780,814
                                               --------------
               ELECTRONICS -- 0.7%
      10,000   Advanced Micro Devices Inc.+ ..        331,600
       3,000   Hitachi Ltd., ADR .............        212,430
       5,720   Keyence Corp. .................      1,487,103
      20,000   Molex Inc., Cl. A .............        594,400
       7,500   NEC Corp., ADR ................         52,800
       9,500   Rohm Co. Ltd. .................      1,004,885
      38,000   Royal Philips Electronics
                NV, ADR ......................      1,278,700
     265,000   Texas Instruments Inc. ........      8,604,550
                                               --------------
                                                   13,566,468
                                               --------------
               AUTOMOTIVE -- 0.7%
     330,000   Navistar International Corp.+ .      9,101,400
      43,000   PACCAR Inc. ...................      3,030,640
                                               --------------
                                                   12,132,040
                                               --------------
               BUSINESS SERVICES -- 0.6%
       7,050   Acco Brands Corp.+ ............        156,510
      60,000   ANC Rental Corp.+ .............              6
      15,000   Canon Inc. ....................        992,778
     100,000   Cendant Corp. .................      1,735,000
       1,000   CheckFree Corp.+ ..............         50,500
      15,000   Clear Channel Outdoor
                Holdings Inc., Cl. A+ ........        351,750
     186,554   Contax Participacoes SA, ADR ..        233,771
     212,500   Group 4 Securicor plc .........        698,709
      95,000   Landauer Inc. .................      4,770,900
      72,500   Nashua Corp.+ .................        616,250
      25,000   Secom Co. Ltd. ................      1,278,675
                                               --------------
                                                   10,884,849
                                               --------------
               TRANSPORTATION -- 0.4%
     100,000   AMR Corp.+ ....................      2,705,000
     110,000   GATX Corp. ....................      4,541,900
      15,000   Grupo TMM SA, Cl. A, ADR+ .....         73,800
                                               --------------
                                                    7,320,700
                                               --------------
               CLOSED-END FUNDS -- 0.4%
     107,785   Central Europe and Russia
                Fund Inc. ....................      5,241,585
      70,000   New Germany Fund Inc. .........        906,500
      31,500   Royce Value Trust Inc. ........        657,720
                                               --------------
                                                    6,805,805
                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.3%
     100,000   Arden Realty Inc. .............      4,513,000
       6,000   Camden Property Trust .........        432,300
       2,000   Equity Residential ............         93,580

                   THE GABELLI EQUITY TRUST INC.
                SCHEDULE OF INVESTMENTS (CONTINUED)
                    MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS  (CONTINUED)
       2,187   Prosperity REIT+ .............. $          599
      24,984   Rayonier Inc. .................      1,139,020
                                               --------------
                                                    6,178,499
                                               --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.3%
         146   CA Inc. .......................          3,973
      10,000   Check Point Software
                Technologies Ltd.+ ...........        200,200
         830   NIWS Co. HQ Ltd. ..............        966,100
      24,100   Square Enix Co. Ltd. ..........        622,464
      25,256   Telecom Italia Media SpA+ .....         13,635
     110,000   Yahoo! Inc.+ ..................      3,548,600
                                               --------------
                                                    5,354,972
                                               --------------
               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.2%
      70,000   Champion Enterprises Inc.+ ....      1,047,200
      50,000   Fleetwood Enterprises Inc.+ ...        558,500
      32,222   Huttig Building Products Inc.+         299,987
      13,000   Martin Marietta Materials Inc.       1,391,390
      10,000   Nobility Homes Inc. ...........        247,600
      22,000   Skyline Corp. .................        910,360
       4,600   Southern Energy Homes Inc.+ ...         27,416
                                               --------------
                                                    4,482,453
                                               --------------
               PAPER AND FOREST PRODUCTS -- 0.2%
     115,000   Pactiv Corp.+ .................      2,822,100
                                               --------------
               TOTAL COMMON STOCKS ...........  1,653,992,775
                                               --------------

               CONVERTIBLE PREFERRED STOCKS -- 0.2%
               AEROSPACE -- 0.1%
      13,500   Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B ......      1,819,125
                                               --------------
               TELECOMMUNICATIONS -- 0.1%
      26,000   Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ......      1,124,500
                                               --------------
               BROADCASTING -- 0.0%
          90   Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser. C (a)(c)(d) .............        900,000
                                               --------------
               AVIATION: PARTS AND SERVICES -- 0.0%
       3,200   Sequa Corp., $5.00 Cv. Pfd. ...        412,000
                                               --------------
               TOTAL CONVERTIBLE
                PREFERRED STOCKS .............      4,255,625
                                               --------------

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE*
   ---------                                       ------
               CONVERTIBLE CORPORATE BONDS -- 0.2%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
  $  500,000   Pep Boys - Manny, Moe & Jack, Cv.,
                4.250%, 06/01/07 ............. $      490,625
   1,000,000   Standard Motor Products Inc.,
                Sub. Deb. Cv., 6.750%,
                07/15/09 .....................        850,000
                                               --------------
                                                    1,340,625
                                               --------------
               AEROSPACE -- 0.1%
     669,000   Kaman Corp., Sub. Deb. Cv.,
                6.000%, 03/15/12 .............        724,192
                                               --------------
               CABLE AND SATELLITE -- 0.0%
     500,000   Charter Communications Inc., Cv.,
                4.750%, 06/01/06 .............        497,500
                                               --------------
               TOTAL CONVERTIBLE
                CORPORATE BONDS ..............      2,562,317
                                               --------------
    SHARES
    ------

               WARRANTS -- 0.0%
               ENERGY AND UTILITIES -- 0.0%
      12,183   Mirant Corp., Ser. A,
                expire 01/03/11+ .............        124,267
                                               --------------
   PRINCIPAL
    AMOUNT
   --------

               U.S. GOVERNMENT &
                 AGENCY OBLIGATIONS -- 0.1%
               FEDERAL HOME LOAN BANK -- 0.0%
  $  500,000     3.060%, 04/13/06 ............        500,000
                                               --------------
               U.S. TREASURY NOTES -- 0.1%
     300,000     4.625%, 05/15/06 ............        301,050
     300,000     3.500%, 11/15/06 ............        297,563
                                               --------------
                                                      598,613
                                               --------------
               TOTAL U.S. GOVERNMENT &
                 AGENCY OBLIGATIONS ..........      1,098,613
                                               --------------

               SHORT-TERM OBLIGATIONS -- 8.9%
               REPURCHASE AGREEMENTS -- 8.6%
 157,947,000   Barclays Capital Inc., 4.400%,
                dated 03/31/06, due 04/03/06,
                proceeds at maturity,
                $158,004,914 (b) .............    157,947,000
                                               --------------
               U.S. GOVERNMENT OBLIGATIONS -- 0.3%
   5,000,000   U.S. Treasury Bill,
                4.655%++, 04/20/06 ...........      4,987,927
                                               --------------
               TOTAL SHORT-TERM
                OBLIGATIONS ..................    162,934,927
                                               --------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $1,457,064,477) ................... $1,824,968,524
                                               ==============

                   THE GABELLI EQUITY TRUST INC.
                SCHEDULE OF INVESTMENTS (CONTINUED)
                    MARCH 31, 2006 (UNAUDITED)

   --------------
            For Federal tax purposes:
            Aggregate cost ................... $1,457,064,477
                                               ==============
            Gross unrealized appreciation .... $  444,943,068
            Gross unrealized depreciation ....    (77,039,021)
                                               --------------
            Net unrealized appreciation
              (depreciation) ................. $  367,904,047
                                               ==============

   --------------
   (a) Security fair valued under procedures established by the Board of Directors. At March 31, 2006, the market value of fair valued securities amounted to $942,991 or 0.05% of total investments.
   (b) Collateralized by U.S. Treasury Bill and U.S. Treasury Bond, 4.578% and 7.875%, due 06/01/06 and 02/15/21, market value $689,520 and
        $161,480,806, respectively.
   (c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the market value of the Rule 144A security amounted to $900,000 or 0.05% of total investments.
   (d) At March 31, 2006, the Fund held an investment in restricted and illiquid security amounting to $900,000 or 0.05% of net assets, which was valued under methods approved by the Board as follows:

                                                                    03/31/06
ACQUISITION                             ACQUISITION  ACQUISITION  CARRYING VALUE
  SHARES    ISSUER                          DATE         COST       PER UNIT
  ------    ------                      -----------  -----------  --------------
     90  Gray Television Inc.,
           8.000% Cv. Pfd., Ser. C .....  04/23/02     $900,000    $10,000.0000

   +    Non-income producing security.
   ++   Represents annualized yield at date of purchase.
   ADR  American Depository Receipt
   CVO  Contingent Value Obligation
    * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                       % OF
                                      MARKET          MARKET
                                       VALUE          VALUE
                                      ------     --------------
       GEOGRAPHIC DIVERSIFICATION
       North America ................   80.0%    $1,460,874,039
       Europe .......................   15.1        276,199,644
       Latin America ................    3.2         57,579,577
       Japan ........................    1.3         23,816,089
       Asia/Pacific .................    0.3          4,767,477
       South Africa .................    0.1          1,731,698
                                      -------    --------------
       Total Investments ............  100.0%    $1,824,968,524
                                      =======    ==============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Equity Trust Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer &
                           Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.